Shareholder Report, Holdings (Details)	Jan. 31, 2026
Intech S&P Large Cap Diversified Alpha ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Intech S&P Large Cap Diversified Alpha ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Intech S&P Large Cap Diversified Alpha ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Intech S&P Large Cap Diversified Alpha ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Intech S&P Large Cap Diversified Alpha ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Intech S&P Large Cap Diversified Alpha ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Intech S&P Large Cap Diversified Alpha ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Intech S&P Large Cap Diversified Alpha ETF | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Intech S&P Large Cap Diversified Alpha ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Intech S&P Large Cap Diversified Alpha ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Intech S&P Large Cap Diversified Alpha ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Intech S&P Large Cap Diversified Alpha ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Intech S&P Large Cap Diversified Alpha ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Intech S&P Large Cap Diversified Alpha ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Intech S&P Large Cap Diversified Alpha ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Intech S&P Large Cap Diversified Alpha ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Intech S&P Large Cap Diversified Alpha ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Intech S&P Large Cap Diversified Alpha ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Intech S&P Large Cap Diversified Alpha ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Intech S&P Large Cap Diversified Alpha ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Intech S&P Large Cap Diversified Alpha ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intech S&P Large Cap Diversified Alpha ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Intech S&P Small-Mid Cap Diversified Alpha ETF | East West Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Universal Display Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF | EPR Properties - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Lamar Advertising Co. - Class A - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%